Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Financial Covenants Under Lending Agreements

	Year ended December 31
(millions, except ratio amounts)	2020	2019
Components of capital
Shareholders’ equity	$323.1	$1,092.7
Credit facility and senior secured notes	$455.3	$460.5

Ratios
Senior debt to capitalization (1)	59%	30%
Total debt to capitalization (1)	59%	30%
Priority debt to consolidated tangible assets (2)	0	—
Credit facility and senior secured notes	$455.3	$460.5
Letters of credit (3)	4.9	4.8

Senior debt and total debt	460.2	465.3
Total shareholders’ equity	323.1	1,092.7

Total capitalization	$783.3	$1,558.0

(1)	Not to exceed 75 percent.
(2)	Priority debt not to exceed 15% of consolidated tangible assets.
(3)	Letters of credit defined as financial under the lending agreements are included in the calculation.